OTHER ASSETS (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Equity securities	¥ 40,010,000	¥ 40,010,000
Less: impairment losses	0	0
Receivable from private equity funds - Principal	21,350,000	0
Receivable from private equity funds - Interest	4,523,205	0
Receivables from disposal of subsidiaries	0	29,658,807
Prepayments	6,741,881	13,053,454
Receivables for realization of collaterals	7,164,458	10,504,570
Amounts due from employees	10,126,228	10,027,597
Commission and fee receivables	2,323,085	6,686,148
Less: impairment losses	(2,323,085)	(2,323,085)
Other receivables	3,429,580	7,866,237
Total	¥ 93,345,352	¥ 115,483,728